Description of Organization and Business Operations (Details) - USD ($)									6 Months Ended	10 Months Ended	12 Months Ended
	Jul. 20, 2026	Jun. 12, 2026	Jul. 16, 2025	Jul. 07, 2025	May 27, 2025	May 23, 2025	Aug. 02, 2024	Aug. 01, 2024	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Jul. 21, 2026	Mar. 27, 2026	Feb. 18, 2026	Dec. 22, 2025	Sep. 19, 2025	Jun. 30, 2025	Jun. 18, 2025	Jun. 16, 2025	Mar. 11, 2024
Description of Organization and Business Operations [Line Items]
Incorporation date									Mar. 12, 2024		Mar. 12, 2024
Purchase price per unit (in Dollars per share)									$ 18		$ 18
Sale of private placement warrants (in Shares)										8,337,500
Price per warrants (in Dollars per share)									$ 0.01		$ 0.01
Percentage of capital utilized											50.10%
Transaction costs									$ 19,406,996		$ 19,406,996
Cash underwriting fee									5,000,000		5,000,000
Deferred underwriting fee									$ 13,400,000		$ 13,400,000
Aggregate purchase price					$ 10
Percentage of fair market value									80.00%		80.00%
Maturity days							185 days
Initial business combination or to redeem percentage									100.00%		100.00%
Maximum net interest to pay dissolution expenses									$ 100,000		$ 100,000
Cash									142,798	$ 821,188	1,175,051						$ 799,996
Working capital									$ 1,000,000		$ 5,995,887
Share price (in Dollars per share)									$ 18		$ 18
Voting and non-redemption of shares		16,000,000
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Aggregate gross proceeds	$ 14,250,000
Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount																			$ 2,500,000
Promissory Note [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount												$ 4,000,000
Convertible Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount											$ 300,000
Aggregate principal amount																			$ 2,500,000
February 2026 Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount														$ 2,000,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of private placement warrants (in Shares)											8,337,500
Sale of stock price per shate (in Dollars per share)									$ 1		$ 1
Purchase of warrants									$ 8,337,500		$ 8,337,500
Private placement warrants (in Shares)					3,293,750	5,043,750			8,337,500		8,337,500
Percentage of capital utilized									50.10%		50.10%
Aggregate gross proceeds		$ 8,000,000
Voting and non-redemption of shares									7,612,155
Underwriting Agreement [Member]
Description of Organization and Business Operations [Line Items]
Other offering costs									$ 1,006,996		$ 1,006,996
Equity PIPE Subscription Agreement [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount				$ 500,000,000
Aggregate purchase price (in Dollars per share)				$ 10
Convertible Note Subscription Agreement [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount				$ 250,000,000
Initial convertible subscriptions rate of percentage				1.00%
Additional execution period				30 days
Additional convertible aggregate principal amount				$ 50,000,000
PIPE Investor [Member]
Description of Organization and Business Operations [Line Items]
Aggregate purchase price (in Dollars per share)				$ 10
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Percentage of voting securities acquired									50.00%		50.00%
Going Concern [Member]
Description of Organization and Business Operations [Line Items]
Working capital									$ 8,049,671
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)		$ 3.33
Private placement warrants (in Shares)											5,043,750
Percentage of capital utilized									50.10%		50.10%
Convertible loans			$ 1,500,000
Aggregate gross proceeds		$ 14,250,000
Share price (in Dollars per share)		$ 3.33
Aggregate of shares		4,279,275							4,279,275
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)	$ 3.33
Aggregate principal amount														2,000,000
Share price (in Dollars per share)	$ 3.33
Sponsor [Member] | February 2026 Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount									$ 1,100,000					2,000,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of private placement warrants (in Shares)									8,337,500
Purchase of warrants									$ 8,337,500
Private placement warrants (in Shares)					3,293,750	5,043,750			5,043,750		5,043,750
Price per warrants (in Dollars per share)									$ 1		$ 1
Percentage of capital utilized					100.00%
Aggregate purchase price						$ 6,467,500
Cantor Fitzgerald & Co [Member]
Description of Organization and Business Operations [Line Items]
Aggregate purchase price					$ 10
Cantor Fitzgerald & Co [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Private placement warrants (in Shares)									3,293,750		3,293,750
Related Party [Member] | Convertible Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Borrowings															$ 500,000	$ 1,500,000		$ 500,000
Related Party [Member] | February 2026 Note [Member]
Description of Organization and Business Operations [Line Items]
Borrowings													$ 500,000	$ 600,000
Maximum [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Aggregate purchase price (in Dollars per share)			$ 1.5
Minimum [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Aggregate purchase price (in Dollars per share)			$ 1
Class A Ordinary share [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)											$ 12
Ordinary shares, par value (in Dollars per share)									$ 0.0001	$ 0.0001	0.0001
Share price (in Dollars per share)											$ 12
Class A Ordinary share [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase of each warrants (in Shares)									1		1
Price per warrants (in Dollars per share)									$ 11.5		$ 11.5								$ 11.5
Class A Ordinary share [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase of each warrants (in Shares)									1		1
Price per warrants (in Dollars per share)											$ 11.5
Class A Ordinary share [Member] | Related Party [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)									$ 12
Share price (in Dollars per share)									12
Class B Ordinary share [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary share [Member] | M3-Brigade Acquisition V Corp [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Class B Ordinary share [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Sale of private placement warrants (in Shares)						7,187,500
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Class B Ordinary share [Member] | Related Party [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)							$ 10
Gross proceeds							$ 287,500,000
Share price (in Dollars per share)							$ 10
Initial Public Offering [Member] | Convertible Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount									$ 300,000
Initial Public Offering [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds							$ 288,937,500
Initial Public Offering [Member] | M3-Brigade Acquisition V Corp [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)							28,750,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)								3,750,000	3,750,000		3,750,000
Purchase price per unit (in Dollars per share)								$ 10
Share price (in Dollars per share)								$ 10
Over-Allotment Option [Member] | M3-Brigade Acquisition V Corp [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)							3,750,000
Purchase price per unit (in Dollars per share)							$ 10
Share price (in Dollars per share)							10
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Initial business combination or to redeem percentage									100.00%		100.00%
Per share (in Dollars per share)							$ 10.05		$ 10.05		$ 10.05